ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED AND OTHER LIABILITIES
13. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Payable to Ambow Online (Note 25)	137,532	25,532
Business tax, VAT and others	41,437	41,147
Payable balance with indemnity by Xihua Group (Note 7(i)	49,800	49,800
Accrual for rental	42,612	43,147
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770	36,770
Accrued payroll and welfare	27,383	28,767
Professional service fees payable	20,850	2,801
Receipt in advance	18,578	9,431
Amounts due to students	11,423	5,995
Lawsuit penalty payable	2,315	2,453
Others	30,298	10,482
Total	418,998	256,325